Fair value measurements (Tables)	6 Months Ended
Jun. 30, 2014
Fair Value Measurements [Abstract]
Schedule of derivative instruments
	SIx month period ended June 30,

	2013	2014

Gain/ (loss) on interest rate swaps	$438	$(819)
	$438	$(819)

Summary of valuation of financial instruments
	Significant Other Observable Inputs (Level 2)
	December 31, 2013	June 30, 2014
ASSETS

Interest rate swaps - asset position	$91	$-
Total	$91	$-

LIABILITIES

Interest rate swaps - liability position	$-	$728
Total	$-	$728